Acquisitions (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 03, 2022 USD ($) shares	Jan. 31, 2023 USD ($) $ / shares shares	Aug. 03, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares		118,190,135		42,892,897
Number of shares purchased by issuing warrants | shares	860,064		860,064
Net proceeds from completion of convertible debt	$ 149,900	$ 149,872
Net cash proceeds			$ 7,412	$ 19,965
Payments for common stock		24,626
Net amount remaining in trust account	10,200		10,200
Aggregate cash consideration paid				3,792
Business acquisition, transaction related expenses		8,500
Payment of deferred underwriting fee		6,054
Banking and advisory fees and deferred underwriting fees offset amount	(1,000)
Goodwill	$ 1,105,258	406,608	1,105,258	35,002
Revenue		88,386	29,237	47,433
Service [Member]
Business Acquisition [Line Items]
Revenue		$ 56,707	1,291	$ 2,316
Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Ordinary shares, redeemed (in shares) | shares	2,419,687
Share price | $ / shares		$ 10.18
Payments for common stock	$ 24,600
Directors and Officers Insurance Policy [Member]
Business Acquisition [Line Items]
Business acquisition, transaction related expenses	1,200		1,200
Legal, Accounting, and Other Service Providers [Member]
Business Acquisition [Line Items]
Business acquisition, transaction related expenses	8,300		8,300
PIPE Investors [Member]
Business Acquisition [Line Items]
Investment	20,000		$ 20,000
Net cash proceeds	$ 10,000
IDX [Member]
Business Acquisition [Line Items]
Exchange Ratio	0.692629		0.692629
Common stock, shares issued (in shares) | shares	27,849,942		27,849,942
Business combination, Options to purchase common shares | shares	1,778,919		1,778,919
Incremental compensation expense	$ 0
Aggregate cash consideration paid	44,447
Business acquisition, transaction related expenses	1,500		$ 1,500
Goodwill	286,468		286,468
Amount of goodwill recognized is expected to be deductible for income tax purposes	0		0
IDX [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Aggregate cash consideration paid	44,500
IDX [Member] | Subscriptions [Member]
Business Acquisition [Line Items]
Revenue		$ 2,300
IDX [Member] | Service [Member]
Business Acquisition [Line Items]
Revenue		$ 54,800
IDX [Member] | Notes Payable [Member]
Business Acquisition [Line Items]
Repayments of notes payable	12,500
IDX [Member] | Banking and Advisory Fees [Member]
Business Acquisition [Line Items]
Business acquisition, transaction related expenses	1,500		$ 1,500
IDX [Member] | PIPE Investors [Member]
Business Acquisition [Line Items]
Transfer to Investments	$ 5,000
Zero Fox [Member]
Business Acquisition [Line Items]
Date of agreement		Dec. 17, 2021
Effective date of acquisition	Aug. 03, 2022
Exchange Ratio	0.286277		0.286277
Common stock, shares issued (in shares) | shares	82,030,308		82,030,308
Business combination, Options to purchase common shares | shares	6,380,458		6,380,458
Incremental compensation expense	$ 0
Business acquisition, transaction related expenses	8,500		$ 8,500
Goodwill	818,797		818,797
Amount of goodwill recognized is expected to be deductible for income tax purposes	0		0
Zero Fox [Member] | Subscriptions [Member]
Business Acquisition [Line Items]
Revenue		$ 29,400
Zero Fox [Member] | Service [Member]
Business Acquisition [Line Items]
Revenue		$ 1,900
Zero Fox [Member] | Notes Payable [Member]
Business Acquisition [Line Items]
Repayments of notes payable	37,500
Payments of prepayment penalty, accrued interest and legal fees	1,200
Zero Fox [Member] | Banking and Advisory Fees [Member]
Business Acquisition [Line Items]
Business acquisition, transaction related expenses	8,500		$ 8,500
Zero Fox [Member] | PIPE Investors [Member] | Notes Payable [Member]
Business Acquisition [Line Items]
Notes payable returned	5,000
Interest accrued on notes payable	200
L&F [Member]
Business Acquisition [Line Items]
Payment of deferred underwriting fee	$ 6,100